Time Deposits with Original Maturity Over Three Months/Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2022
Disclosure of Time Deposits with Banks [Abstract]
Time Deposits with Original Maturity Over Three Months/Cash and Cash Equivalents
20.	TIME DEPOSITS WITH ORIGINAL MATURITY OVER THREE MONTHS/CASH AND CASH EQUIVALENTS
The time deposits with original maturity over three months are placed with licensed commercial banks in the PRC, carry interest at a fixed rate of 3.70% per annum. For the non-current
portion of the time deposits with original maturity over three months, the management did not expect to collect cash within 12 months as of December 31, 2021 and 2022.
Bank balances include demand deposits, presenting as cash and cash equivalent, carry interest at prevailing market interest rates ranging from 0.01% to 0.05% and from 0.01% to 3.05% for the years ended December 31, 2021 and 2022, respectively.